Business and asset acquisitions (Detail Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Jul. 14, 2017
Albertville Quality Foods Inc [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Percentage of voting equity interests acquired			100.00%
Consideration paid	$ 2,449,862	$ 138,100
Revenue of combined entity as if combination occurred at beginning of period	61,093,104
Profit (loss) of combined entity as if combination occurred at beginning of period	5,202,397
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 16,145
Proveedora La Perla S A de C V [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Percentage of voting equity interests acquired	100.00%	100.00%
Consideration paid	$ 45,000
Revenue of combined entity as if combination occurred at beginning of period	58,182,059
Profit (loss) of combined entity as if combination occurred at beginning of period	5,086,470
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 15,465